BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Class A ordinary shares subject to redemption (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Class A ordinary shares subject to possible redemption - beginning balance	$ 32,430,440	$ 31,936,145	$ 31,440,528	$ 31,440,528	$ 234,364,451
Less: Redemption of ordinary shares					(208,978,864)
Plus: Increase in redemption value of Class A ordinary shares subject to redemption	499,967	494,295	495,617		6,054,941
Class A ordinary shares subject to possible redemption - ending balance	$ 32,930,407	$ 32,430,440	$ 31,936,145	$ 32,930,407	$ 31,440,528